Net income (loss) per share - Schedule of potential dilutive securities excluded from diluted per share calculation (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	11,354,735	11,229,910	10,949,191
Outstanding share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	7,351,399	8,362,930	9,981,394
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	4,003,336	2,866,980	967,797